Prepaid Expenses and Other Assets	9 Months Ended
Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Assets
8. Prepaid Expenses and Other Assets
Prepaid expenses and other assets consisted of the following:

	As of September 30,	As of December 31,
(Amounts in thousands)	2024	2023
Prepaid expenses	$18,488	$27,859
Tax receivables	7,109	8,348
Security Deposits	11,021	15,179
Total prepaid expenses and other assets	$36,618	$51,386